Earnings per share - Summary (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent	£ 6,205	[1]	£ 1,526	£ 2,461
Basic weighted average number of shares in issue (in shares)	16,985		17,300	17,200
Number of potential ordinary shares (in shares)	435		368	282
Diluted weighted average number of shares (in shares)	17,420		17,668	17,482
Basic earnings per ordinary share (in GBP per share)	£ 0.365	[1]	£ 0.088	£ 0.143
Diluted earnings per ordinary share (in GBP per share)	£ 0.356	[1]	£ 0.086	£ 0.141

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.